Parent entity information	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Parent entity information
Note 26. Parent entity information
Set out below is the supplementary information about the parent entity.

	2025 A$’000	2024 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(18,195)	(24,008)

Total comprehensive loss	(18,195)	(24,008)

	2025 A$’000	2024 A$’000

Statement of financial position
Total current assets	4,335	3,048
Total assets	5,462	18,488
Total current liabilities	13,754	25,529
Total liabilities	14,063	31,335
Equity
Contributed equity	123,046	101,638
Other contributed equity	380	—
Reserves	3,873	4,225
Accumulated losses	(135,900)	(118,710)

Total deficit in equity	(8,601)	(12,847)

Reserves comprise Share Based Payments Reserve.
Contingent liabilities
The parent entity contingent liabilities as at 30 June 2025 and 30 June 2024 are as set out in note 15.
Capital commitments - Property, plant and equipment
The parent entity had no capital commitments for property, plant and equipment at as 30 June 2025 and 30 June 2024.
Significant accounting policies
The accounting policies of the parent entity are consistent with those of the Consolidated Entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognised as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.